Quarterly Holdings Report
for
Fidelity® International Small Cap Opportunities Fund
July 31, 2025
ILS-NPRT3-0925
1.834743.119
Common Stocks - 96.3%
	Shares	Value ($)
AUSTRALIA - 2.7%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Whitehaven Coal Ltd	1,135,000	4,654,976
Financials - 1.2%
Financial Services - 0.0%
Cuscal Ltd (a)	450,000	885,937
Insurance - 1.2%
Steadfast Group Ltd	4,681,460	17,817,089
TOTAL FINANCIALS		18,703,026

Materials - 1.0%
Metals & Mining - 1.0%
Imdex Ltd	7,780,074	15,107,350
Real Estate - 0.2%
Specialized REITs - 0.2%
National Storage REIT unit	2,200,000	3,373,393
TOTAL AUSTRALIA		41,838,745
AUSTRIA - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
AT&S Austria Technologie & Systemtechnik AG (a)(b)	16,572	335,498
BAILIWICK OF JERSEY - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
JTC PLC (c)(d)	1,115,000	13,827,007
BELGIUM - 2.3%
Financials - 2.0%
Banks - 2.0%
KBC Ancora	424,745	30,973,544
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Ion Beam Applications (b)	87,873	1,217,407
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Azelis Group NV	214,200	3,344,008
TOTAL BELGIUM		35,534,959
BRAZIL - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Orizon Valorizacao de Residuos SA (a)	200,000	1,713,352
CANADA - 4.0%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
North West Co Inc/The	36,940	1,267,945
Energy - 0.6%
Energy Equipment & Services - 0.3%
Pason Systems Inc	332,900	2,808,604
TerraVest Industries Inc	15,000	1,848,152
		4,656,756
Oil, Gas & Consumable Fuels - 0.3%
South Bow Corp	150,000	3,939,449
TOTAL ENERGY		8,596,205

Industrials - 1.2%
Trading Companies & Distributors - 1.2%
Richelieu Hardware Ltd (b)	747,327	18,699,356
Information Technology - 0.7%
Software - 0.7%
Lumine Group Inc Subordinate Voting Shares (a)(d)	285,000	11,055,680
Materials - 1.4%
Metals & Mining - 1.4%
OR Royalties Inc	767,100	21,248,050
TOTAL CANADA		60,867,236
CHINA - 0.4%
Consumer Staples - 0.3%
Personal Care Products - 0.3%
Chlitina Holding Ltd	1,048,842	3,564,690
Health Care - 0.1%
Pharmaceuticals - 0.1%
Consun Pharmaceutical Group Ltd	1,100,000	1,929,415
TOTAL CHINA		5,494,105
EGYPT - 0.1%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Integrated Diagnostics Holdings PLC (a)(c)(d)	5,696,716	2,022,334
FRANCE - 3.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aramis Group Sas (a)(c)(d)	38,476	235,790
Consumer Staples - 0.3%
Beverages - 0.3%
Laurent-Perrier	39,132	4,233,525
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA	130,000	2,430,813
Health Care - 0.7%
Pharmaceuticals - 0.7%
Vetoquinol SA	121,442	10,699,118
Industrials - 1.4%
Aerospace & Defense - 0.8%
LISI SA	236,183	12,775,819
Commercial Services & Supplies - 0.3%
Elis SA	145,000	4,011,090
Ground Transportation - 0.2%
Stef SA	19,182	2,898,302
Trading Companies & Distributors - 0.1%
Thermador Groupe	18,000	1,680,303
TOTAL INDUSTRIALS		21,365,514

Information Technology - 0.5%
Software - 0.5%
Lectra	295,406	8,242,519
Real Estate - 0.1%
Industrial REITs - 0.1%
ARGAN SA	25,000	1,880,127
TOTAL FRANCE		49,087,406
GERMANY - 5.6%
Communication Services - 3.5%
Entertainment - 2.3%
CTS Eventim AG & Co KGaA	305,392	34,589,950
Interactive Media & Services - 1.2%
Scout24 SE (c)(d)	135,700	18,180,663
TOTAL COMMUNICATION SERVICES		52,770,613

Consumer Discretionary - 1.1%
Specialty Retail - 1.1%
Auto1 Group SE (a)(c)(d)	340,000	10,282,212
Fielmann Group AG	97,000	6,154,720
		16,436,932
Industrials - 1.0%
Aerospace & Defense - 0.7%
Montana Aerospace Ag (a)(c)(d)	55,000	1,923,053
Rheinmetall AG	4,800	9,501,592
		11,424,645
Machinery - 0.3%
Stabilus SE	165,406	4,766,224
TOTAL INDUSTRIALS		16,190,869

TOTAL GERMANY		85,398,414
GREECE - 0.3%
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Athens International Airport SA	448,700	5,120,564
INDONESIA - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Selamat Sempurna Tbk PT	15,303,200	1,843,142
IRELAND - 1.7%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
Cairn Homes PLC	2,335,691	5,799,105
Industrials - 0.9%
Trading Companies & Distributors - 0.9%
AerCap Holdings NV	129,200	13,856,700
Real Estate - 0.4%
Residential REITs - 0.4%
Irish Residential Properties Reit PLC	5,454,557	6,075,347
TOTAL IRELAND		25,731,152
ISRAEL - 2.0%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean PLC	150,000	1,813,583
Financials - 0.8%
Capital Markets - 0.8%
Tel Aviv Stock Exchange Ltd	665,296	12,599,383
Information Technology - 1.1%
Communications Equipment - 1.0%
Ituran Location and Control Ltd	372,877	14,728,642
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (a)(b)	21,009	1,977,997
TOTAL INFORMATION TECHNOLOGY		16,706,639

TOTAL ISRAEL		31,119,605
ITALY - 2.6%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Sanlorenzo SpA/Ameglia	3,540	119,580
Financials - 0.1%
Financial Services - 0.1%
Generalfinance Spa	67,128	1,271,667
Industrials - 2.5%
Commercial Services & Supplies - 0.2%
doValue SpA (a)(c)(d)	870,000	2,595,294
Machinery - 2.3%
Interpump Group SpA	840,640	34,497,808
Passenger Airlines - 0.0%
Wizz Air Holdings Plc (a)(c)(d)	110,000	1,830,421
TOTAL INDUSTRIALS		38,923,523

TOTAL ITALY		40,314,770
JAPAN - 30.3%
Consumer Discretionary - 5.9%
Distributors - 0.4%
Central Automotive Products Ltd	469,500	5,994,884
Diversified Consumer Services - 0.4%
Aucnet Inc	563,954	6,297,779
Hotels, Restaurants & Leisure - 3.4%
Curves Holdings Co Ltd	2,807,078	13,863,512
Gift Holdings Inc	350,000	8,060,062
Koshidaka Holdings Co Ltd	2,098,675	18,961,568
Monogatari Corp/The	438,700	11,386,372
		52,271,514
Leisure Products - 0.2%
Yonex Co Ltd	156,000	3,063,130
Specialty Retail - 1.5%
Intermestic Inc (b)	160,000	2,040,106
USS Co Ltd	1,942,130	21,108,802
		23,148,908
TOTAL CONSUMER DISCRETIONARY		90,776,215

Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.4%
Daikokutenbussan Co Ltd	81,600	3,875,937
Kato Sangyo Co Ltd	47,000	1,783,992
Kusuri no Aoki Holdings Co Ltd	198,500	5,283,676
Qol Holdings Co Ltd	200,000	2,676,764
YAKUODO Holdings Co Ltd	411,500	6,280,750
Yaoko Co Ltd	22,000	1,423,783
		21,324,902
Food Products - 0.0%
Iwatsuka Confectionery Co Ltd	37,800	740,444
Personal Care Products - 0.3%
Artnature Inc	521,000	2,766,754
Rohto Pharmaceutical Co Ltd	95,000	1,356,039
		4,122,793
TOTAL CONSUMER STAPLES		26,188,139

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Iwatani Corp	230,000	2,419,229
San-Ai Obbli Co Ltd	715,800	9,648,852
		12,068,081
Financials - 1.8%
Banks - 1.8%
Chiba Bank Ltd/The	590,000	5,499,219
Hachijuni Bank Ltd/The	805,000	7,242,307
Hokuhoku Financial Group Inc	460,000	9,716,327
Kyoto Financial Group Inc	274,200	4,960,481
		27,418,334
Health Care - 2.0%
Health Care Equipment & Supplies - 1.3%
Medikit Co Ltd	291,800	4,948,847
Nagaileben Co Ltd	745,427	10,800,284
Paramount Bed Holdings Co Ltd	223,520	3,667,430
Techno Medica Co Ltd	80,791	1,002,117
		20,418,678
Health Care Providers & Services - 0.1%
As One Corp	75,000	1,178,606
Health Care Technology - 0.4%
Software Service Inc	66,400	5,976,129
Pharmaceuticals - 0.2%
Santen Pharmaceutical Co Ltd	235,000	2,596,496
TOTAL HEALTH CARE		30,169,909

Industrials - 7.0%
Building Products - 0.1%
Nichias Corp	41,000	1,568,678
Commercial Services & Supplies - 2.0%
CTS Co Ltd	240,000	1,389,658
Daiei Kankyo Co Ltd	452,600	9,326,011
Japan Elevator Service Holdings Co Ltd	535,000	14,282,105
Park24 Co Ltd	210,000	2,651,964
Pronexus Inc	477,000	3,581,343
		31,231,081
Construction & Engineering - 1.2%
SHO-BOND Holdings Co Ltd (b)	559,400	17,861,606
Electrical Equipment - 0.2%
Fuji Electric Co Ltd	65,000	3,231,685
Machinery - 2.3%
Fujitec Co Ltd	248,600	9,202,077
Mitsuboshi Belting Ltd	117,580	2,800,794
Moriya Transportation Engineering & Manufacturing Co Ltd	171,700	4,706,554
NS Tool Co Ltd	648,900	3,334,517
Sumitomo Heavy Industries Ltd	200,000	4,429,309
Takeuchi Manufacturing Co Ltd	60,000	2,144,765
Tocalo Co Ltd	608,636	8,144,293
		34,762,309
Professional Services - 1.2%
Funai Soken Holdings Inc	224,350	3,531,315
Timee Inc (a)	435,000	5,797,134
Visional Inc (a)	123,000	9,614,360
		18,942,809
TOTAL INDUSTRIALS		107,598,168

Information Technology - 8.3%
Electronic Equipment, Instruments & Components - 3.5%
Ai Holdings Corp	172,500	2,761,015
Azbil Corp	5,101,868	47,673,925
Hamamatsu Photonics KK	130,000	1,586,662
Rigaku Holdings Corp (b)	140,000	714,506
		52,736,108
IT Services - 2.6%
Digital Hearts Holdings Co Ltd	56,014	355,834
NSD Co Ltd	734,949	17,578,590
Obic Co Ltd	202,000	7,191,722
Softcreate Holdings Corp	70,400	1,043,847
System Support Holdings Inc	34,200	607,772
TechMatrix Corp	140,000	1,991,704
TIS Inc	334,700	10,677,573
		39,447,042
Semiconductors & Semiconductor Equipment - 0.2%
Shibaura Mechatronics Corp	48,000	3,377,981
Software - 1.9%
Broadleaf Co Ltd	1,697,198	8,570,006
m-up Holdings Inc	512,450	7,141,883
Miroku Jyoho Service Co Ltd	261,700	3,265,082
Rakus Co Ltd	140,000	2,147,260
Systena Corp	718,900	1,904,350
WingArc1st Inc	227,100	5,431,788
		28,460,369
Technology Hardware, Storage & Peripherals - 0.1%
MCJ Co Ltd	132,000	1,227,174
TOTAL INFORMATION TECHNOLOGY		125,248,674

Materials - 1.6%
Chemicals - 1.6%
Air Water Inc (Osaka)	100,000	1,477,271
Nihon Parkerizing Co Ltd	885,778	8,080,164
SK Kaken Co Ltd	235,400	14,145,382
		23,702,817
Containers & Packaging - 0.0%
Fuji Seal International Inc	55,000	1,010,444
TOTAL MATERIALS		24,713,261

Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Arealink Co Ltd	150,000	2,519,512
Goldcrest Co Ltd	560,730	12,270,012
Katitas Co Ltd	145,000	2,431,391
SRE Holdings Corp	50,000	1,044,793
		18,265,708
TOTAL JAPAN		462,446,489
KOREA (SOUTH) - 0.4%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
BGF retail Co Ltd	79,256	6,380,940
NETHERLANDS - 3.6%
Industrials - 2.0%
Construction & Engineering - 0.1%
Koninklijke Heijmans N.V depository receipt	25,000	1,597,680
Machinery - 1.6%
Aalberts NV	775,297	24,915,093
Trading Companies & Distributors - 0.3%
IMCD NV	38,088	4,186,648
TOTAL INDUSTRIALS		30,699,421

Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
BE Semiconductor Industries NV	175,429	23,843,769
TOTAL NETHERLANDS		54,543,190
NORWAY - 1.4%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA	215,000	1,590,867
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Medistim ASA	185,242	3,905,980
Industrials - 1.0%
Aerospace & Defense - 1.0%
Kongsberg Gruppen ASA	524,905	15,726,284
TOTAL NORWAY		21,223,131
PHILIPPINES - 0.7%
Industrials - 0.7%
Transportation Infrastructure - 0.7%
International Container Terminal Services Inc	1,455,000	11,191,374
POLAND - 0.1%
Information Technology - 0.1%
Software - 0.1%
Asseco Poland SA	31,000	1,677,576
SPAIN - 0.6%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
CIE Automotive SA	60,000	1,804,237
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Clinica Baviera SA	27,095	1,351,240
Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Befesa SA (c)(d)	50,000	1,505,242
Machinery - 0.3%
Fluidra SA	184,201	4,616,216
TOTAL INDUSTRIALS		6,121,458

TOTAL SPAIN		9,276,935
SWEDEN - 10.2%
Consumer Discretionary - 0.8%
Automobile Components - 0.6%
Autoliv Inc	80,000	8,924,000
Broadline Retail - 0.1%
Rusta AB	160,000	1,252,803
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares	120,000	2,036,111
TOTAL CONSUMER DISCRETIONARY		12,212,914

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Surgical Science Sweden AB (a)	85,000	1,285,083
Life Sciences Tools & Services - 0.3%
AddLife AB B Shares	301,520	5,325,516
TOTAL HEALTH CARE		6,610,599

Industrials - 5.2%
Aerospace & Defense - 0.7%
INVISIO AB	338,163	10,967,822
Trading Companies & Distributors - 4.5%
AddTech AB B Shares	1,503,275	50,676,074
Bergman & Beving AB B Shares	535,236	17,222,907
		67,898,981
TOTAL INDUSTRIALS		78,866,803

Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 3.3%
Lagercrantz Group AB B Shares	2,155,212	50,152,697
Materials - 0.1%
Metals & Mining - 0.1%
Alleima AB	140,000	991,802
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
John Mattson Fastighetsforetagen AB (a)	942,052	5,927,972
TOTAL SWEDEN		154,762,787
TAIWAN - 1.2%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
Addcn Technology Co Ltd	1,688,028	9,909,316
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
eMemory Technology Inc	129,000	8,712,892
TOTAL TAIWAN		18,622,208
TURKEY - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	790,964	2,038,067
UNITED KINGDOM - 19.9%
Communication Services - 3.0%
Diversified Telecommunication Services - 0.7%
Zegona Communications plc (a)	950,000	11,141,003
Interactive Media & Services - 2.3%
Baltic Classifieds Group PLC	4,614,002	21,814,665
Rightmove PLC	1,137,993	12,302,661
		34,117,326
TOTAL COMMUNICATION SERVICES		45,258,329

Consumer Discretionary - 4.2%
Hotels, Restaurants & Leisure - 1.9%
Dp Poland PLC (a)	18,541,591	2,509,913
InterContinental Hotels Group PLC ADR	225,650	26,211,504
		28,721,417
Leisure Products - 2.2%
Games Workshop Group PLC	158,200	34,034,181
Textiles, Apparel & Luxury Goods - 0.1%
Dr Martens PLC	1,150,000	1,227,907
TOTAL CONSUMER DISCRETIONARY		63,983,505

Financials - 0.4%
Capital Markets - 0.3%
St James's Place PLC	240,000	4,147,370
Financial Services - 0.1%
Enity Holding AB	170,000	1,420,711
TOTAL FINANCIALS		5,568,081

Industrials - 6.2%
Aerospace & Defense - 0.3%
Avon Technologies PLC	165,000	4,608,738
Air Freight & Logistics - 0.1%
Ferrari Group PLC	168,724	1,846,534
Industrial Conglomerates - 0.4%
DCC PLC	100,000	6,286,294
Machinery - 1.7%
Bodycote PLC	2,684,026	22,561,754
Judges Scientific PLC	17,000	1,347,063
Spirax Group PLC	29,691	2,487,965
		26,396,782
Marine Transportation - 0.5%
Clarkson PLC	156,153	7,125,021
Professional Services - 0.1%
GlobalData PLC	775,000	1,448,257
Trading Companies & Distributors - 3.1%
Diploma PLC	210,000	14,920,704
Howden Joinery Group PLC	2,754,700	32,014,352
		46,935,056
TOTAL INDUSTRIALS		94,646,682

Information Technology - 4.0%
Electronic Equipment, Instruments & Components - 3.5%
Oxford Instruments PLC	343,100	8,228,568
Spectris PLC	850,478	44,815,033
		53,043,601
Software - 0.5%
Pinewood Technologies Group PLC (a)	297,300	1,896,399
Sage Group PLC/The	393,700	6,343,267
		8,239,666
TOTAL INFORMATION TECHNOLOGY		61,283,267

Materials - 0.9%
Construction Materials - 0.5%
SigmaRoc PLC (a)	4,982,910	7,594,105
Metals & Mining - 0.4%
Hill & Smith PLC	225,000	6,076,641
TOTAL MATERIALS		13,670,746

Real Estate - 1.2%
Residential REITs - 0.7%
UNITE Group PLC/The	1,062,900	10,506,836
Retail REITs - 0.3%
Shaftesbury Capital PLC	2,100,000	4,387,463
Specialized REITs - 0.2%
Big Yellow Group PLC (The)	250,000	3,090,321
TOTAL REAL ESTATE		17,984,620

TOTAL UNITED KINGDOM		302,395,230
UNITED STATES - 1.8%
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
PriceSmart Inc (b)	100,060	10,756,450
Financials - 0.7%
Capital Markets - 0.7%
Morningstar Inc	39,321	10,870,684
Health Care - 0.1%
Biotechnology - 0.1%
Legend Biotech Corp ADR (a)	45,000	1,758,150
Materials - 0.3%
Metals & Mining - 0.3%
Ramaco Resources Inc Class A (b)	190,000	3,866,500
TOTAL UNITED STATES		27,251,784
TOTAL COMMON STOCKS (Cost $1,053,783,080)		1,472,058,000

International Equity Funds - 0.9%
	Shares	Value ($)
iShares MSCI EAFE Small-Cap ETF (b) (Cost $12,816,067)	205,000	14,844,049

Money Market Funds - 4.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	49,721,520	49,731,465
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	24,852,672	24,855,157
TOTAL MONEY MARKET FUNDS (Cost $74,586,622)			74,586,622

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $1,141,185,769)	1,561,488,671
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(32,388,250)
NET ASSETS - 100.0%	1,529,100,421

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,402,016 or 3.4% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $63,457,696 or 4.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	34,774,965	524,035,776	509,079,276	1,311,307	-	-	49,731,465	49,721,520	0.1%
Fidelity Securities Lending Cash Central Fund	18,102,100	518,429,188	511,676,131	76,771	-	-	24,855,157	24,852,672	0.1%
Total	52,877,065	1,042,464,964	1,020,755,407	1,388,078	-	-	74,586,622

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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